Summary of Significant Accounting Policies (Details 1) - Derivative Financial Instruments, Liabilities [Member] - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 0	$ 9,666
Fair value of warrant derivative liabilities at issuance		469,841
Settlement of derivative liability		(506,574)
Unrealized derivative loss included in other expense		27,067
Ending Balance		$ 0